As filed with the Securities and
Exchange Commission on March 25,
2003
Registration No. 33-3762

          ===

S E C U R I T I E S   A N D   E
X C H A N G E   C O M M I S S
I O N
Washington, D.C.  20549


POST-EFFECTIVE AMENDMENT
NO.  17
to
F O R M  S-6

FOR REGISTRATION UNDER THE
SECURITIES ACT OF 1933
OF SECURITIES OF UNIT
INVESTMENT TRUSTS
REGISTERED ON FORM N-8B-2


A.   Exact Name of Trust:

 THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
("ZERO COUPON") U.S.
TREASURY SECURITIES FUND,
SERIES A


B.   Name of Depositor:

SALOMON SMITH BARNEY INC.


C.   Complete address of depositor's
principal executive office:

388 Greenwich Street
New York, New York  10013


D.   Names and complete addresses
of agents for service:


     Copy to:
              MICHAEL KOCHMANN
     MICHAEL R. ROSELLA,
ESQ.
         Salomon Smith Barney Inc.
     Paul, Hastings, Janofsky &
Walker LLP
            7 World Trade Center
     399 Park Avenue
         New York, New York  10048
     New York, New York  10022



The issuer has registered an indefinite
number of Units pursuant to Rule 24f-2
under the Investment Company Act of
1940, as amended.

It is proposed that this filing will become effective on March 25, 2003 pursuant to paragraph (b) of Rule 485.

THE SHEARSON LEHMAN
BROTHERS FUND OF
STRIPPED ("ZERO COUPON")
U.S. TREASURY SECURITIES FUND,
SERIES A

Prospectus   Part A

     This Prospectus consists of two
parts.  Part A consists of an Investment
Summary relating to the Trust of Series A of the Fund, Financial Statements of the Trust and a summary of the Trust's portfolio. Part B contains a general summary of the Fund. Part A may not be distributed unless accompanied by Part B.

     The Shearson Lehman Brothers
Fund of Stripped ("Zero Coupon") U.S.
Treasury Securities Fund (the "Fund") was formed for the purpose of providing, when the units issued by it are held to maturity of the underlying securities, safety of capital and income through investment in portfolios consisting of debt obligations of the United States of America (the
"Securities").  Series A of the Fund
originally consisted of three separate unit investment trusts designated as the 1991
Trust, the 1995 Trust and the 2004 Trust holding Securities with maturities corresponding to their respective designations. The 1991 Trust and 1995
Trust expired on November 15, 1991 and
November 15, 1995, respectively.
Substantially all of the Securities in the Trust are debt obligations of the United
States of America which have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States of America and receipts and certificates for such stripped debt obligations and stripped coupons ("Stripped
Treasury Securities").  The remaining
Securities in the Trust consist of interest-bearing debt obligations of the United
States of America ("Treasury Notes")
deposited to provide income for payment of Trust expenses.

     Stripped Treasury Securities do not
make any periodic payments of interest
prior to their maturities; accordingly, the Trust's portfolio was acquired at a deep discount. There is no assurance that the objectives of safety of capital and income will be met if the units of fractional undivided interest in the Trust (the "Units") are sold prior to the maturity of the underlying Securities in the Trust, as market prices of the Securities before maturity, and therefore of the Units, will vary with changes in interest rates and other factors. Moreover, the value of Stripped Treasury Securities, and hence of the Units, will be subject to greater fluctuations in response to changing interest rates than the value of debt obligations making periodic distributions of interest.

     The offering price of the Units of
the Trust is calculated on the basis of the aggregate offering side evaluation of the underlying Securities in the Trust, plus a transaction charge of .50 percent or less of the price so determined (the "Offering
Price").  The Sponsor has undertaken to
maintain a secondary market for Units of the Trust, also at a price based upon the aggregate offering side evaluation of the underlying Securities (the "Sponsor's
Repurchase Price").

     Separate investment accounts (the
"Accounts") of IDS Life Insurance
Company ("IDS Life") and IDS Life
Insurance Company of New York ("IDS
Life of New York") are currently the only eligible purchasers of Units of the Trust from the Sponsor. The Accounts invest in Units of the Trust to fund benefits under Variable Life Insurance Policies issued by
IDS Life and IDS Life of New York (the
"Policies") in accordance with allocation instructions received from purchasers of
Policies. These allocation rights are further described in the accompanying Prospectus for the Policies. The rights described in this Prospectus of the Accounts and the Sponsor (insofar as it holds Units) as holders of Units should be distinguished from the rights of a Policy owner set forth in the accompanying Prospectus describing the Policies.

     Read and retain both parts of this
Prospectus for future reference.


THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION,
NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.


Salomon Smith Barney Inc.
Sponsor

       SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
("ZERO COUPON")
U.S. TREASURY SECURITIES FUND,
SERIES A
INVESTMENT SUMMARY AS OF
DECEMBER 31, 2002


Series A consists of one unit investment trust, the 2004 Trust, designated for the maturity of its underlying portfolio.

2004
   Trust
Face amount of securities

   $11,947,600
Number of units

   11,947,600
Fractional undivided interest in trust
represented by each unit

   1/11,947,600
Offering price per 1,000 units*
   Aggregated offering side evaluation of
securities in trust**

   $11,614,790.80
   Divided by number of units times
1,000
   $972.14
   Plus the applicable transaction
charge***

        4.88
                                                          Offering price per 1,000 units*

                                                                   $977.02

Sponsor's repurchase price per 1,000
units (based on
                                                            offering side evaluation of underlying
                                                          securities)

                                                                   $972.14


Redemption price per 1,000 units (based on
bid side
                                                            evaluation of underlying securities)****

                                                                   $971.84

Calculation of estimated net annual
interest income from
  Treasury Notes per 1,000 units
   Gross annual income per 1,000 units

   $ .46
   Less estimated annual expenses per
1,000 units

      .46
   Net annual income per 1,000 units

   $0.00
Distributions
   Distributions will be made on the first
business day following the
   maturity of securities in a trust to
holders of record on the business
   day immediately preceding the date of
such distribution
Trustee's monthly fee
   Per $1,000 face amount of underlying
securities
   (see "Expenses and Charges" in Part
B)
   $.025
Evaluator's fee per evaluation:  $5.00
Evaluation time:  3:00 P.M., New York
Time, on each Business Day
Mandatory termination date:  January 1,
2036
Minimum value of fund
   The Trust may be liquidated by the
Trustee if the value of the Trust is less than
40% of the principal amount of Securities
held in such Trust on the Initial Date of
Deposit.

___________
*                                                These figures are computed by
dividing the aggregate offering side
evaluation of the underlying Securities
in the Trust (the price at which they
could be purchased directly by the
public if available) by the number of
Units of the Trust outstanding,
multiplying the result times 1,000 and
adding the applicable transaction
charge as described below.  These
figures assume a purchase of 1,000
Units.  The price of a single Unit, or
any multiple thereof, is calculated
simply by dividing the Offering Price
per 1,000 Units above by 1,000, and
multiplying by the number of Units.
**                                               These figures include amortization of
discount on the Stripped Treasury
Securities accreting to the expected
date of settlement (normally five
Business Days after purchase) for
Units as if purchased on their date of
deposit.  Interest on the Treasury
Notes accruing to the date five
Business Days after deposit of such
Notes will be paid by the Trustee to
the Sponsor as a special distribution
and recovered by the Trustee from
subsequent payments of interest on the
Treasury Notes in the Trust, and is
therefore not included in the
evaluation of Securities in the Trust.
See "Sale and Redemption of Units --
Pricing of Units" in Part B.
***                                              The transaction charge currently
applicable to the 2004 Trust is .50%
of the Offering Price per 1,000 Units
(.503% of the net amount invested in
Securities).  Transaction charges will
decrease as the Trust approaches
maturity.  See "Sale and Redemption
of Units -- Sale of Units" in Part B.
****                                             Figure shown is $5.18 less than the
Offering Price per 1,000 Units and
$.30 less than the Sponsor's
Repurchase Price per 1,000 Units.
                                                 Plus any cash on hand, accrued
interest on Treasury Notes and all
other assets of the Trust less any
accrued expenses and any distribution
payable to Holders.  See "Sale and
Redemption of Units -- Pricing of
Units" in Part B.



2

DESCRIPTION OF THE FUND

Structure and Offering

   The objective of the Fund is to
provide safety of capital and income
through investment in portfolios
consisting primarily of Stripped
Treasury Securities.  The Trust
constituting Series A of the Fund
consists of Stripped Treasury Securities with a maturity of approximately 1 2/3 years and Treasury Notes deposited in order to provide income with which to pay anticipated expenses of the Trust.
The Sponsor intends to deposit
additional Stripped Treasury Securities, with maturities identical to those of the Securities described in the portfolio of the Trust below, in the Trust.
Additional Treasury Notes with
maturities identical to those of the
Notes described in the portfolio of the
Trust will be deposited to the extent
necessary to maintain a constant
proportion of Treasury Notes to
Stripped Treasury Securities in the
Trust.  See "Description of the Fund
Structure" in Part B of this Prospectus.

   It is expected that for each 1,000
Units of a Trust purchased, a Holder
will receive total distributions of
approximately $1,000 for Units held
until maturity of the underlying
Securities of the Trust.  Actual
distributions may be more or less than
this amount, however, as a result of
changes in the expenses incurred by the
Trust or sales of Securities held by the
Trust prior to maturity in order to meet
redemptions of Units.  See "Sale and
Redemption of Units," "Expenses and
Charges" and "Administration of the
Fund   Accounts and Distributions" in
Part B.

   Currently, Units are sold only to
the Accounts to measure benefits under
Policies issued by IDS Life and IDS
Life of New York.  The interest of a
Policy owner (an "Owner") in the Units
is subject to the terms of the Policy and is described in the accompanying
Prospectus for the Policies, which
should be reviewed carefully by a
person considering the purchase of a
Policy.  That Prospectus describes the
relationship between increases or
decreases in the net asset value of Units and the benefits provided under a Policy. The rights described in this Prospectus of the Accounts and the Sponsor (insofar as it holds Units) as holders of Units should be distinguished from the rights of an Owner set forth in the Prospectus describing the Policies.
For purposes of this Prospectus, the
term "Holder" shall refer to the
Accounts or, when appropriate, the
Sponsor.  IDS Life and IDS Life of
New York and the Sponsor may
mutually agree to terminate the offering of Units of the Trust at any time.

Risk Factors

   An investment in Units of the
Trust should be made with an
understanding of the risks that such an
investment may entail, including the
risk that the value of the Units will
decline with increases in interest rates.
Unlike an investor in funds comprised
of securities making periodic
distributions, an investor in the Fund
virtually eliminates the risk of being
unable to invest distributions at a rate
as high as the anticipated yield on Trust
Units, but will forego the ability to
reinvest such yield at higher rates in the
future.  The market value of the
underlying Securities in the Trust prior
to their maturities, and therefore the
value of the Units of the Trust, will
fluctuate with changes in interest rates
and other factors.  Moreover, the value
of "zero coupon" obligations, such as
the Stripped Treasury Securities
underlying the Units, and therefore of
the Units, will be subject to greater
fluctuations in response to changing
interest rates than the value of debt
obligations making periodic
distributions of interest.  Accordingly,
while the full faith and credit of the
United States Government protects
against credit risks on the Securities in
the Trust, sales of Units before the
maturity of the underlying portfolio
Securities at a time when interest rates
have increased will involve greater
market risk than in a trust which is
invested in interest-bearing debt
obligations.  This risk is greater when
the period to maturity is longer.  See
"Description of the Fund   Risk
Factors" in Part B of this Prospectus.

Securities

     The Trust consists primarily of
Stripped Treasury Securities, which are
debt obligations of the United States of America that have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States of America and receipts and certificates for such stripped debt obligations and stripped coupons. The stripping of the interest coupons will cause the Stripped
Treasury Securities to be purchased by
the Trust at a deep discount.  See
"Description of the Fund
Characteristics of the Securities" in
Part B. The Trust will also consist of a Treasury Note or Notes providing interest income with which to pay anticipated expenses of such Trust.
The Securities are not rated but, in the opinion of the Sponsor, have credit characteristics comparable to those of
Securities rated "AAA" by nationally
recognized rating agencies.

Distributions

     There will be no periodic
payments of interest on the Securities
other than interest on the Treasury
Notes in the Trust, which will be used
to pay anticipated expenses of the Trust
holding such Notes.  Consequently,
there should be no distributions of
interest income.  However, each
Stripped Treasury Security will be
treated for Federal income tax purposes
as having "original issue discount,"
which must be amortized over the term
of the Stripped Treasury Security and
included in a Holder's gross income
before the Holder receives the cash
attributable to such income.
Distributions will be made in cash
when the Securities in the Trust
mature, and may include any amount
received on the sale of Securities in
order to redeem Units which exceeds
the amount necessary to meet such
redemptions.  See "Administration of
the Fund   Accounts and
Distributions" and "Taxes" in Part B.

Market For Units

     The Sponsor has undertaken to
maintain a secondary market for Units
of the Trust based on the offering side
evaluation of the underlying Securities.
In the absence of such a market, a
Holder will nonetheless be able to
dispose of Units through redemption at
prices based on the bid side evaluation
of the underlying Securities of the Trust in which it holds Units. Market conditions may cause the price received upon resale to the Sponsor or redemption to be more or less than the amount paid for Units. See "Sale and Redemption of Units" in Part B.

INDEPENDENT AUDITORS'
REPORT



To the Sponsor, Trustee and Unit
Holder of
The Shearson Lehman Brothers Fund of
Stripped (Zero Coupon)
U.S. Treasury Securities, Series A
2004 Trust:


   We have audited the
accompanying statements of assets and
liabilities of The Shearson Lehman
Brothers Fund of Stripped (Zero
Coupon) U.S. Treasury Securities,
Series A   2004 Trust, including the
schedules of portfolios, as of December
31, 2002 and 2001, and the related
statements of operations and changes in
net assets for each of the years in the
three-year period ended December 31,
2002.  These financial statements are
the responsibility of the Sponsor.  Our
responsibility is to express an opinion
on these financial statements based on
our audits.

   We conducted our audits in
accordance with auditing standards
generally accepted in the United States
of America.  Those standards require
that we plan and perform the audit to
obtain reasonable assurance about
whether the financial statements are
free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation
of securities owned as of December 31,
2002, by correspondence with the
Trustee.  An audit also includes
assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a
reasonable basis for our opinion.

   In our opinion, the financial
statements referred to above present
fairly, in all material respects, the
financial position of The Shearson
Lehman Brothers Fund of Stripped
(Zero Coupon) U.S. Treasury
Securities, Series A   2004 Trust, as of
December 31, 2002 and 2001, and the
results of its operations and changes in its net assets for each of the three years in the three-year period ended
December 31, 2002, in conformity with
accounting principles generally
accepted in the United States of
America.







    KPMG LLP

New York, New York
February 18, 2003

THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO COUPON)
U.S. TREASURY SECURITIES,
SERIES A   2004 TRUST

Statements of Assets and Liabilities

December 31, 2002 and 2001




          2002
          2001
Trust Property:
    Investments in securities at fair
value (amortized cost
     for 2002 and 2001, respectively,
$10,481,758 and
     $10,984,810 (Note 1)
    $11,614,791
    12,057,231

                                                           Other assets (liabilities), net
                                                                          1,572
                                                                        (7,118)

         Net assets
    $11,616,363
       12,050,113

Interest of Holders:
    (For 2002 and 2001, respectively,
11,947,600 and
    13,453,600 units of fractional
undivided interest outstanding):
      Cost of Trust units, net of gross
transaction charges
     $  4,327,844
    4,873,370
      Unrealized appreciation of
investment                                          1,133,032
    1,072,421
      Undistributed net investment
income      6,155,487
       6,104,322

         Net assets
    $11,616,363
    12,050,113

         Net asset value per unit
    $      0.9723
          0.8957


















See accompanying notes to financial
statements.
6

   THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
      (ZERO COUPON)
U.S. TREASURY SECURITIES,
SERIES A   2004 TRUST

Statements of Operations and Changes in
Net Assets

Years ended December 31, 2002, 2001
and 2000





          2002                                2001
        2000
Investment income
    Interest income
    $     788,709                                 758,914
         808,128
    Expenses:
                                                                         Trustee fees
                                                                    (3,927)   (11,353)
                                                                    (3,645)
                                                                         Other
                                                                                 (8,772)
                                                                            (4,518)
                                                                           (3,999)


                                                                    Total expenses
                                                                          (12,699)
                                                                          (15,871)
                                                                           (7,644)

         Net investment income
    776,010 743,043
    800,484

Realized gain on sales of securities
     134,684
    124,233
Net change in unrealized appreciation
            (depreciation)
                  60,611
                173,366
               472,505

         Net increase (decrease) in
net
           assets from operations
          971,305                                  916,409
       1,397,222

Capital share transactions:
                                                               Redemption of units
                                                                   (1,405,055)
                                                                   (2,260,675)
         Net decrease in net assets
from

                                                                 capital share transactions
                                                                   (1,405,055)
                                                                   (2,260,675)


                                                                    Increase (decrease) in net assets
                                                                    (433,750)
                                                                    916,409
                                                                    (863,453)

Net assets:
    Beginning of year
      12,050,113                               11,133,704
      11,997,157

                                           End of year
          $ 11,616,363
            12,050,113
                 11,133,704

                                                               Units redeemed
                                                                                      (1,506,000)
                                                                                               (2,911,600)


See accompanying notes to financial
statements.


7

THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO COUPON)
U.S. TREASURY SECURITIES,
SERIES A   2004 TRUST

Notes to Financial Statements

December 31, 2002, 2001 and 2000


  (1)  Summary of Significant
  Accounting Policies

  The Shearson Lehman Brothers
  Fund of Stripped (Zero Coupon)
  U.S. Treasury Securities, Series A
  (the Series A) of The Shearson
  Lehman Brothers Fund of Stripped
  (Zero Coupon) U.S. Treasury
  Securities (the Fund) is registered
  under the Investment Company Act
  of 1940.  Series A of the Fund
  consisted of three separate unit
  investment trusts designated as the
  1991 Trust, the 1995 Trust and the
  2004 Trust (the Trust) holding
  securities with maturities
  corresponding to their respective
  designations.  The 1991 Trust and
  1995 Trust expired on November
  15, 1991 and November 15, 1995,
  respectively.  Salomon Smith
  Barney is the Sponsor of the Trust.
  Bank of New York is the appointed
  Trustee and serves as the custodian
  of the Trust's assets.  Kenny S&P is
  the evaluator of the securities held
  by the Trust.  IDS Life Insurance
  Company is currently the only
  eligible purchaser of the units of the
  Trust from the Sponsor.  The
  following significant accounting
  policies of the Trust include the
  following:

    Basis of Presentation

    The financial statements are
presented on the accrual basis of
accounting.

    Certain prior years amounts have
been reclassified to conform to 2002
presentation.

  The Trustee has custody of and
  responsibility for all accounting and
  financial books and records.  The
  Sponsor is responsible for
  preparation of the financial
  statements in accordance with
  accounting principles generally
  accepted in the United States of
  America based upon the books and
  records provided by the Trustee.
  The preparation of financial
  statements in accordance with
  accounting principles generally
  accepted in the United States of
  America requires management to
  make estimates and assumptions that
  affect the amounts reported therein.
  Actual results could differ from
  these estimates.

    Investments Securities

  Security transactions are recorded
  on a trade date basis.  Investments
  owned are carried at fair value,
  which is the closing bid price on the
  last day of trading during the period
  determined by the evaluator.  The
  difference between initial cost and
  principal amount of each security is
  being amortized over the period to
  its maturity date using the interest
  method.  Realized gains (losses)
  from securities transactions are
  determined for federal income tax
  and for financial reporting purposes
  on the identified cost basis.

    Income Taxes

  All items of income and expense are
  attributable to the unit holders, on a
  pro rata basis, for Federal income
  tax purposes in accordance with the
  grantor trust rules of the Internal
  Revenue Code.  Accordingly, no
  provision for taxes is required to be
  made by the Trust.

    Investment Expenses
  The Trust pays a fee for trustee
  services to Bank of New York that
  is based on $0.025 per $1,000 of
  outstanding investment principal.  In
  addition, a fee of $1 per day is paid
  to the Evaluator for portfolio
  valuation.
8

THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO COUPON)
U.S. TREASURY SECURITIES,
SERIES A   2004 TRUST

Notes to Financial Statements

December 31, 2002, 2001 and 2000


  (2)  Transaction Charges

  During the years ended December
  31, 2002, 2001 and 2000, the
  Trust's Sponsor received transaction
  fees aggregating $1,967, $10,646
  and $3,575,  respectively.
  Transaction fees with respect to the
  initial deposit were waived by the
  Sponsor.

  (3)  Investments

  At December 31, 2002, 2001 and
  2000, the cost for Federal income
  tax purposes was the same as cost
  for financial reporting purposes.
  The aggregate gross unrealized
  appreciation for all securities
  amounted to $1,133,032,
  $1,072,421 and $899,055, as of
  December 31, 2002, 2001 and 2000,
  respectively.

  During the years ended December
  31, 2002, 2001 and 2000, there
  were no purchases of securities.
  The aggregate proceeds from sales
  during the years ended December
  31, 2002, 2001 and 2000 were
  $1,405,055, $0 and $2,259,706,
  respectively.

(4) Financial Highlights

  Selected data per 1,000 units of the
  Trust outstanding throughout the
  years ended December 31, 2002,
  2001 and 2000, respectively, are as
  follows (based on average units
  outstanding throughout the year):

         2002
2001
2000
                              <
C>
    Per 1,000 units operating
performance:
      Net assets value per 1,000 units,
       beginning of year
    $  895.68
827.56        733.09
    Interest income
    62.60 56.41
52.81
    Expenses
         (1.01)
(1.18)          (0.50)
                                    Net investment income
                                61
        .59                     55
        .23
        52.31
    Net change in realized and
unrealized
      appreciation (depreciation)*
         15.03
12.89          42.16
          Total from investment
operations                     76.62
68.12          94.47
    Net assets value per 1,000 units,
end of year               $   972.30
895.68       827.56
          Total return
    8.55% 8.23%
12.89%

    Ratios as a percentage of average
net assets:
      Expenses
    0.11% 0.14%
0.07%
      Net investment income
    6.56% 6.41%
6.92%

                        *      If the amount shown per
     1,000 units outstanding
     throughout the period does not
     agree with the change in the
     aggregate gains or losses in
     the portfolio of securities for
     the period, it is due to the
     timing of sales and
     redemptions of the Trust's
     units in relation to the
     decrease in market values for
     the portfolio.


9

THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO COUPON)
U.S. TREASURY SECURITIES,
SERIES A   2004 TRUST



Schedules of Portfolios
December 31, 2002


     Aggregate
     Principal
                     Maturity
     Amortized
     Amount             Title of Security
     Coupon             Date
      Cost             Value
     $11,900,000                    Stripped U.S. Treasury
Securities                                0%              11/15/04
     $10,432,879                    $11,558,351
          47,600                    U.S. Treasury Bonds
         11.625%                    11/15/04
          48,879                            56,440
     $11,947,600

     $10,481,758                    $11,614,791





December 31, 2001

     Aggregate
     Principal
                    Maturity
     Amortized
     Amount            Title of Security
     Coupon            Date
        Cost           Value

     $13,400,000                    Stripped U.S. Treasury
Securities                                0%              11/15/04
     $10,928,885                    $11,992,196
                                                            53,600           U.S. Treasury Bonds
                                                           11.625%                      11/15/04
                                                            55,925                        65,035
     $13,453,600

     $10,984,810                    $12,057,231














See accompanying notes to financial
statements.


10

  PROSPECTUS - PART B

Note: Part B of this Prospectus may
not be distributed unless
 accompanied by Part A.

DESCRIPTION OF THE FUND

Structure

    Series A of The Shearson Lehman
Brothers Fund of Stripped ("Zero
Coupon") U.S. Treasury Securities
(the "Fund")  originally consisted of
three separate unit investment trusts
(the "Trusts") created by one Trust
Indenture (the "Indenture")* among
Shearson Lehman Brothers Inc. (the
"Sponsor"), The Bank of New York
(the "Trustee") and  Kenny S&P
Evaluation Services (formerly called
Standard & Poor's Corporation) (the
"Evaluator") under New  York law.
Two of the Trusts expired on
November 15, 1991 and November
15, 1995, respectively. In July, 1993,
Smith Barney Inc. became  the
Sponsor of the Fund (see "Sponsor").
As of the date of the Statement of
Financial Condition of the Fund
included in Part A of this Prospectus,
the Sponsor had deposited the
underlying Securities (described
below) identified in the Portfolio in
Part A with the Trustee at prices
equal to the evaluation of those
Securities on the offering  side of the
market as determined by the
Evaluator, and the Trustee had
delivered to the Sponsor units of
fractional  undivided interest
("Units") in the Trust as set forth in
the Statement of Financial Condition.
See "Investment  Summary" and the
financial statements for the Fund in
Part A of this Prospectus.


    The Sponsor intends to deposit
additional Securities in the Trust,
with identical maturities to those  of
the Securities identified in the
portfolio of the Trust in Part A. The
Securities so deposited may be
represented by purchase contracts
assigned to the Trustee together with
an irrevocable letter of credit issued
by a commercial bank, cash or cash
equivalents to fund their purchase.
Units in the Trust delivered to the
Sponsor in connection with
subsequent deposits will be offered
for sale by means of this Prospectus.


    Units are offered for sale at a price
based upon the offering side
evaluation of the Securities, plus a
transaction charge of 1.50% or less of
the price so determined (the "Offering
Price"). The Sponsor has undertaken
to  maintain a secondary market in
the Units, also based upon the
offering side evaluation of the
Securities (the "Sponsor's Repurchase
Price"). In addition, Holders of Units
(including the Sponsor) have the right
to have their  Units redeemed at a
price based on the bid side evaluation
of the Securities (the "Redemption
Price"). Redemptions will be made in
cash or, at the option of the Holder, in kind. See "Sale and Redemption of Units."


    On the date of the Statement of
Financial Condition of the Fund
included in Part A of this Prospectus,
each  Unit of the Trust represented
the fractional undivided interest in the Securities held in the Trust set forth under "Investment Summary" in Part
A. If Units of any Trust are
redeemed, the face amount of
Securities in the Trust  will be
reduced by amounts allocable to
redeemed Units, and the fractional
undivided interest represented by
each  Unit in the balance of the Trust
will be increased.

* The summary description appearing in this Prospectus of rights of Holders (as defined below) under the Indenture does not purport to be complete and is qualified in its entirety by reference to the complete text of the Indenture, which is filed with the Securities and Exchange
Commission as an exhibit to the Registration
Statement under the Securities Act of 1933 of which this Prospectus is a part.

If additional Units are issued by the
Trust (through deposit  of Securities
by the Sponsor in connection with the
sale of additional Units), the face
amount of Securities in the  Trust will
be increased by amounts allocable to
additional Units, and the fractional
undivided interest represented  by
each Unit in the balance of the Trust
will be decreased. Units will remain
outstanding until redeemed upon
tender to the Trustee by a Holder or
until the liquidation of the Trust
pursuant to the terms of the
Indenture. See  "Sale and Redemption
of Units" and "Administration of the
Fund."


    As used herein, "Securities"
includes "Stripped Treasury
Securities" (see "Characteristics of
the Securities"  below), interest-
bearing Treasury securities
("Treasury Notes"), and Stripped
Treasury Securities and Treasury
Notes represented by contracts to
purchase such securities. The term
"Holder" refers to the Sponsor, when
appropriate, and to separate
investment accounts (the "Accounts")
established by The IDS Life
Insurance Company ("IDS Life") and
IDS Life Insurance Company of New
York ("IDS Life of New York"),
which are currently the only eligible
purchasers of Units from the Sponsor.
The Accounts invest in Units to fund
benefits under variable life insurance
policies issued by IDS Life and IDS
Life of New York (the "Policies") in
accordance with allocation
instructions received from purchasers
of Policies. (the "Owners"). For
further information as to the rights of Policy owners, which should be distinguished from the rights of
Holders as set forth in this
Prospectus, see the accompanying
Prospectus relating to the Policies.

Risk Factors

    An investment in Units of the Trust
should be made with an
understanding of the risks that such
an investment may entail, including
the risk that the value of the Trust's
portfolio and hence of the Units will
decline with  increases in interest
rates. High inflation and recession,
together with the fiscal and monetary
measures adopted  to attempt to deal
with these and other economic
problems, have contributed to wide
fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally in recent years.
The Sponsor cannot predict future
economic policies or their
consequences or, therefore, the
course or extent of any similar
fluctuations in the future.  Moreover,
because interest on "zero coupon"
obligations, to which Stripped
Treasury Securities are economically
similar (see "Characteristics of the
Securities" below), is not distributed
on a current basis but is in effect
compounded, the value of securities
of this type (and of a portfolio
primarily comprised of such
obligations) is subject  to greater
fluctuations in response to changing
interest rates than the value of debt
obligations which distribute  income
regularly. Accordingly, while the full
faith and credit of the United States
Government protects against  credit
risks on the Securities in the Trust,
disposition of Units before the
maturity of the underlying portfolio
Securities at a time when interest
rates have increased will involve
greater market risk than disposition of
interests  in a trust holding interest-
bearing debt obligations. This risk is
greater when the period to maturity is
longer. In  addition, a direct Holder
will recognize significant amounts of
taxable income before the receipt of
the cash attributable to such income.

Characteristics of the Securities

    The Trust consists primarily of
Stripped Treasury Securities with
maturities corresponding to that
Trust's  designation. The Trust also
holds Treasury Notes which are
deposited in order to provide income
with which to  pay anticipated
expenses of the Trust. It is anticipated that a constant proportion of Treasury
Notes to Stripped Treasury Securities
will be maintained in the Trust. All of
the Securities represent direct
obligations of  the United States
Government which are payable in full
at maturity at their stated maturity
amount. The Securities in the Trust
are not subject to redemption prior to
maturity and do not have any equity
or conversion features.


    Stripped Treasury Securities held
by the Trust will consist of one or
more of the following types of
securities:  (i) United States Treasury
debt obligations which have been
stripped of their unmatured interest
coupons, (ii) coupons which have
been stripped from United States
Treasury bonds, and (iii) receipts or
certificates for stripped  United States
Treasury debt obligations and
stripped coupons. Stripped debt
obligations are bonds originally
issued as coupon bonds which have
been stripped of their unmatured
interest coupons subsequent to
issuance by  the owner; stripped
coupons are coupons that were
originally issued as part of and
attached to coupon bonds and  have
subsequently been stripped from
those bonds by their owner. Stripped
debt obligations and coupons (other
than when represented by receipts or
certificates as described below) are
eligible for purchase by the Trust
only  if held in the book-entry system
maintained by the Federal Reserve
pursuant to the United States
Treasury's Separate Trading of
Registered Interest and Principal of
Securities program. Receipts or
certificates for stripped United States
Treasury debt obligations and
coupons evidence ownership of
future interest or principal payments
on such obligations and coupons.
Such receipts have been offered for
sale by several investment banking
firms,  are traded in a secondary
market, and currently represent a
large segment of the market for
Stripped Treasury Securities. As
described in the offering circulars
through which the receipts are offered
for sale, the completeness  and
correctness of which are assumed
here, the receipt sales programs of the
several firms are not identical but are similar to one another. The receipts or certificates are typically issued by a major bank which acts as custodian and nominal holder of the underlying stripped United States Treasury obligations (which may be held by such bank either in physical or in book-entry form). The terms of custody generally provide that the underlying obligations will be held separate from the general assets of the custodian and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the custodian or any person claiming through the custodian, that the custodian will be responsible for applying all payments received on those underlying obligations to the related receipts or certificates without making any deductions other than applicable tax withholding, and that the custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The offering circulars for such receipts and certificates generally provide that the holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges accorded to holders of the underlying stripped debt obligations and coupons, including the right in the event of default in payment of principal or interest thereon to proceed individually against the United States without acting in concert with other holders of those receipts or certificates or the custodian.

    Stripped Treasury Securities are
sold at a deep discount because the
buyer of those securities receives
only  the right to a future fixed
payment on the security and does not
receive any rights to periodic interest
payments.  Purchasers of Stripped
Treasury Securities acquire, in effect,
discount obligations that are
substantially similar economically to
the "zero coupon" bonds issued by
corporations, which are originally
issued at a deep discount  and do not
make any periodic payments of
interest prior to maturity.

Yield

    The economic effect of purchasing
Units of the Trust is that the investor
who holds such Units until maturity
of the underlying Securities should
receive, assuming, among other
things, that the income generated by
the Treasury Notes held by the Trust
equals expenses incurred, a fixed
yield that can be estimated at the time
of purchase,  not only on his original
investment but also on all amortized
discount during the life of the
underlying Securities.  Accordingly,
an investor in the Trust, unlike an
investor in funds comprised of
securities making periodic
distributions, virtually eliminates the
risk of being unable to invest
distributions at a rate as high as the
anticipated  yield on Trust Units, but
will forego the ability to reinvest such yield at higher rates in the future. The assumed or implicit automatic reinvestment of the portion of the yield represented by amortized discount differentiates the Trust from funds comprised of securities on which periodic interest is paid. Actual yield realized by an investor who holds Units until maturity of the underlying Securities, however, may be more or less than the yield estimated at the time of purchase of such Units as a result of changes in the expenses incurred by the Trust or sales of Securities held by the Trust prior to maturity in order to meet redemptions of Units.
See "Sale and Redemption of Units",
"Expenses and Charges" and
"Administration of the Fund -
Accounts and Distributions."

    A Holder will be required to
include annually in gross income an
allocable portion of the discount on
the  Stripped Treasury Securities
before the receipt of the cash
attributable to such income. For
Federal income tax  purposes,
inclusion will be on a basis that
reflects the effective semi-annual
compounding of accrued but unpaid
interest represented by amortization
of the discount on the Stripped
Treasury Securities. See "Taxes."

SALE AND REDEMPTION OF
UNITS

Pricing of Units

    The price per Unit of the Trust (the
"Price per Unit") is computed as
follows. The sum of (i) taxes or other
governmental charges against the
Trust not previously deducted, (ii)
accrued fees and expenses of the
Trustee (including legal and auditing
expenses), the Evaluator and counsel,
and certain other expenses, and (iii)
any cash  held for distribution to
Holders of record as of a date prior to
the evaluation is subtracted from the
sum of (a)  the aggregate evaluation
of the Trust's portfolio Securities
determined by the Evaluator, (b) cash
on hand in the  Trust (other than cash
deposited by the Sponsor for the
purchase of Securities), (c) accrued
and unpaid interest  on the Treasury
Notes as of the date of computation
(except for interest payable to the
Sponsor as a special distribution, as
explained below) and (d) all other
assets of the Trust. The resulting
difference is divided by the number
of Units outstanding to arrive at the
Price per Unit for the Trust with
respect to which the foregoing
calculations were made.


    The aggregate evaluation of the
Trust's portfolio Securities is
determined by the Evaluator on the
basis of  current prices for the
Securities, if available; current prices for comparable securities; the value of the Securities as determined by appraisal; or any combination of the foregoing. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) that customarily deal in those types of securities.


    The Price per Unit on the offering
side of the market used to determine
the Offering Price and Sponsor's
Repurchase Price is computed as of
the Evaluation Time on each
Business Day, effective for all such
transactions  since the immediately
preceding Evaluation Time. See "Sale
of Units" and "Market for Units"
below. The Price  per Unit on the bid
side of the market used to determine
the Redemption Price is computed as
of the Evaluation  Time next
following the tender by a Holder of
its Units for redemption, effective for
all redemptions since the
immediately preceding Evaluation
Time. See "Redemption of Units"
below. In addition, the Price per Unit
on the  offering side and the bid side
of the market is determined (i) on
June 30 and December 31 of each
year (or on  the last Business Day
prior to such dates) and (ii) on any
Business Day on which such a
determination is requested  by the
Trustee or the Sponsor.


    As indicated under "Investment
Summary" in Part A of this
Prospectus, the Stripped Treasury
Securities and Treasury Notes
deposited in the Trust include
elements of amortized discount and
accrued interest, respectively.
Evaluations of Securities in the Trust
include discount amortized on the
Stripped Treasury Securities from the
date  of purchase or sale of Units of
the Trust to the date of settlement for
such Units (normally five Business
Days).  Interest on the Treasury Notes
accruing prior to their deposit in a
Trust and after such deposit to the
date five Business Days after such
deposit is paid to the Sponsor by the
Trustee as a special distribution and
recovered by the  Trustee from
interest received on the Treasury
Notes, and is therefore not included
in the evaluation of Securities  in the
Trust. See "Investment
Summary" in Part A of this
Prospectus.


    In addition to the deposit by it of
contracts representing Securities
expected to settle within the usual
settlement time for sales of securities
(normally five Business Days), the
Sponsor may deposit contracts
representing  Securities with an
agreed-upon delayed settlement date
which will not be delivered to the
Sponsor (or to the Trust)  by the
settlement date for Units acquired by
the Sponsor on its deposit of such
contracts. Amortized discount on
such Securities will not accrete to the
benefit of the Trust holding the
contract representing the Securities
until  the settlement date for such
Securities.


    The Price per Unit of the Trust will
vary in accordance with fluctuations
in the evaluation of the underlying
Securities. Amortization of discount
will have the effect of increasing at
any particular time the value of the
underlying Securities.


    As used in this Prospectus, the
term "Business Day" means every
Monday through Friday except for
New  Year's Day, Martin Luther
King's Birthday, Presidents' Day,
Memorial Day, Independence Day,
Labor Day, Columbus Day, Veteran's
Day, Thanksgiving and Christmas.


Sale of Units

    The Offering Price per Unit of the
Trust is determined by evaluating the
Trust's portfolio Securities on the
offering side of the market in
determining the Price per Unit (see
"Pricing of Units") and adding the
applicable  transaction charge. The
transaction charge varies with the
remaining years to maturity of the
Stripped Treasury  Securities in the
Trust, as follows:

Percent of
Percent of
Offering
Net Amount
Remaining Years to Maturity
Price
Invested
Less than 3 years

   .5%
   .503%
At least 3 years but less
   than 8 years

   1.00
   1.010
At least 8 years but
   less than 13 years

   1.50
   1.523

    The transaction charges set forth
above, which do not reflect
distribution expenses because all
sales are currently made to the
Accounts, are less than sales charges
on comparable unit investment trusts
offered to the public  by the Sponsor.
On Units sold to the Accounts, IDS
Life and IDS Life of New York
initially pays the transaction charge.
IDS Life and IDS Life of New York
has represented  that it intends to
recover any transaction charges paid
by it from the Investment Division
within the Account corresponding to
the Trust with respect to which the
transaction charge was paid through a
charge against the assets  of such
Division. Reference should be made
to the accompanying Prospectus
relating to the Policies for further
information.


Market For Units

    The Sponsor has undertaken to
maintain a secondary market for
Units of the Trust and to offer
continuously  to purchase Units of the
Trust at the Sponsor's Repurchase
Price. The Sponsor's Repurchase

Price per Unit of the Trust is
determined by evaluating the Trust's
portfolio Securities on the offering
side of the market in determining the
Price per Unit (see "Pricing of
Units").

    The right of Holders to resell their
Units to the Sponsor may be
suspended and payment postponed
for any  period during which the right
of redemption with respect to such
Units has been suspended. See
"Redemption  of Units" below.


Redemption of Units

    In addition to the right of a Holder
to sell Units to the Sponsor at the
Sponsor's Repurchase Price, a Holder
(including the Sponsor) is also
entitled to redeem Units at the office
of the Trustee upon tender of
certificates, if issued, and payment of any relevant tax without any other fee. The Redemption Price per Unit of the Trust is determined by evaluating the Trust's portfolio
Securities on the bid side of the
market in determining the Price  per
Unit (see "Pricing of Units").


    Because the Sponsor's Repurchase
Price is based on the offering side
evaluation of the Securities in the
Trust  and the Redemption Price is
based on the bid side evaluation of
such Securities, it is expected that it
will always  be to the advantage of a
Holder (other than the Sponsor) to
resell Units to the Sponsor rather than
to redeem them.  Unless the Account
has elected an in kind payment, the
Sponsor therefore expects to
repurchase any Units tendered for
redemption by the Account.

    The Sponsor, as a Holder, intends
to redeem Units it has purchased in
the secondary market or acquired on
deposit of Securities in the Trust if it determines it is undesirable to continue to hold those Units in its inventory. Factors which the Sponsor will consider in making such a determination will include the number of Units of the Trust which it has in its inventory, the salability of the Units, and its estimate of the time required to sell the Units and general market conditions. The Sponsor has committed to redeem Units only in an amount substantially equal to the value of one or more portfolio
Securities, so that uninvested cash
generated by a redemption is de
minimis.


    Certificates to be redeemed must
be properly endorsed or accompanied
by a written instrument or
instruments of transfer. The Trustee
will redeem Units either in cash or, if
specified at the option of the Holder,
in kind  as requested in writing to the
Trustee. A Holder will be entitled to
receive redemption proceeds within
seven calendar days following tender
or, if the seventh calendar day is not a Business Day, on the last Business
Day prior  thereto.

    In kind distributions will take the
form of distributions of certificates
representing whole Securities and
cash  representing fractional interests
in such Securities. The Securities to
be received by a Holder upon
redemption  of its Units in kind will
be selected by the Trustee from a list
supplied by the Sponsor. The Trustee
is empowered  to sell Securities in
order to make funds available for
cash distributions and for in kind
distributions to the extent  necessary
to redeem fractional interests in
whole Securities represented by Units
redeemed. To the extent that
Securities are redeemed in kind or
sold, the size of the Trust will be
reduced. Sales may be required at  a
time when Securities would not
otherwise be sold and may result in
lower prices than might otherwise be
realized. In addition, because the
Sponsor may specify minimum face
amounts in which Securities may be
sold, the  proceeds of sale may
exceed the amount required to
redeem Units. Any excess proceeds
will be distributed to  Holders upon
maturity of the Securities in the
relevant Trust.

    The right of Holders to redeem
their Units may be suspended and
payment postponed for any period (i)
during which the New York Stock
Exchange (the "NYSE") is closed
other than for customary
weekend and holiday  closings, or (ii)
during which, as determined by the
Securities and Exchange Commission
(the "Commission"),  (a) trading on
the NYSE is restricted or (b) an
emergency exists as a result of which
disposal or evaluation of  the
Securities is not reasonably
practicable, or (iii) for any other
periods which the Commission may
by order  permit.


Comparison of Offering Price,
Sponsor's
Repurchase Price and Redemption
Price

    With respect to the Trust, on the
date of the Statement of Financial
Condition of the Fund included in
Part  A of this Prospectus, the
Offering Price per Unit (which
includes the transaction charge) and
the Sponsor's Repurchase Price per
Unit (each based on the offering side
evaluation of Securities in the Trust)
exceeded the Redemption  Price per
Unit (based on the bid side evaluation
thereof) by the amounts set forth
under "Investment Summary"  in Part
A.

    On the date of the Statement of
Financial Condition of the Fund
included in Part A, the bid prices for
Securities in each of the Trusts were
lower than the offering prices thereof
(see Investment Summary of the
Fund in Part A). For  this and other
reasons (including fluctuations in the
market prices of the Securities and
the fact that the Offering  Price
includes a transaction charge), the
amount realized by a Holder upon
any sale or redemption of Units may
be less than the price paid for such
Units.

TAXES

    The following discussion relates
only to Holders (the Account and the
Sponsor) of Units of the Fund,  and
not to Policy owners. For information
on tax consequences to Policy
owners, see the attached Prospectus
relating to the Policies.

    In the opinion of Paul, Hastings,
Janofsky & Walker LLP, special
counsel for the Sponsor, under
existing law:

    The Trust is not an association
taxable as a corporation for Federal
income tax purposes, and income
received by the Trust will be treated
as the income of the Holders of the
Trust in the manner set forth below.

    Each Holder will be considered the
owner of a pro rata portion of each
Security in the Trust under the
grantor trust rules of Sections 671-
679 of the Internal Revenue Code of
1986, as amended. The total cost to a
Holder for its Units, including
transaction charges, is allocated
among its pro rata portion of each
Security in the Trust (in proportion to
the fair market  values thereof on the
date the Holder purchases the Units)
in order to determine its tax cost for
its pro rata  portion of each Security.
In order for a Holder who purchased
its Units on the date of the Statement
of Financial Condition of the Fund
included in Part A of this Prospectus
to determine the fair market value  of
its pro rata portion of each Security in its Trust on such date, see Sponsor's
Repurchase Price under the
Investment Summary in Part A.

    The Trust consists primarily of
Stripped Treasury Securities. A
Holder is required to treat its pro rata portion of each Stripped Treasury
Security in the Trust as a bond that
was originally issued on the date the
Holder purchased its Units at an
original issue discount equal to the
excess of the stated redemption price
at maturity over the Holder's tax cost
therefor as discussed above, and to
include annually in income a portion
of such original issue discount
determined under a formula which
takes into account the semi-annual
compounding of interest.

    Each Holder will be considered to
have received the income on its pro
rata portion of the Treasury Notes in
the Trust when interest on the Notes
is received by the Trust. A Holder
who itemizes deductions
will be entitled to deductions for
income tax purposes of the Holder's
pro rata share of expenses paid by
the Trust, including fees of the
Trustee and the Evaluator.

    A Holder will recognize taxable
gain or loss when all or part of his pro rata portion of a Security is disposed of by the Fund for an amount greater or less than his adjusted tax basis.
Any such taxable gain  or loss will be
capital gain or loss except that any
gain from the disposition of a
Holder's pro rata portion  of a
Security acquired by the Holder at a
"market discount" (i.e., if the Holder's original cost for his pro rata portion of the Security (plus any original issue discount which will accrue thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount. Capital gains are generally taxed at the same rate as ordinary income. However, the excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less.
The deduction of capital losses is
subject  to limitations. A Holder will
also be considered to have disposed
of all or part of his pro rata portion of each Security when he sells or redeems all or some of his Units.

    Holders will be required for
Federal income tax purposes to
include amounts in ordinary gross
income in  advance of the receipt of
the cash attributable to such income.
Therefore, direct purchase of Units
may be appropriate only for a tax-
deferred account which is not subject
to a current tax on income accrued in
advance of the  receipt of the cash
attributable to such income.

    Under the income tax laws of the
State and City of New York, the Trust
is not an association taxable as  a
corporation and income received by
the Trust will be treated as the
income of the Holders of the Trust in
the  same manner as for Federal
income tax purposes.

    The foregoing discussion relates
only to Federal and New York State
and City income taxes. Holders also
may be subject to state and local
taxation in other jurisdictions.
Holders should consult their own tax
advisers  regarding specific questions
as to Federal, state or local taxes.

SPONSOR'S PROFITS

    The Sponsor receives a transaction
charge at the rates set forth under
"Sale and Redemption of Units - Sale
of Units" on any sale by it of Units,
regardless of whether such Units
were acquired by the Sponsor on the
deposit  of Securities in the Trust or
in the secondary market maintained
by it. In addition, the Sponsor may
realize a profit  on the deposit of
Securities in the Trust based upon the
difference between the cost of the
Securities to the Trust  (which is
based on the offering side evaluation
of the Securities) and the price paid
by the Sponsor for such Securities.
The Sponsor also may realize profits
or sustain losses as a result of
fluctuations in the aggregate value of
the Trust's portfolio Securities and
hence in the Offering Price for the
related Units sold by the Sponsor
subsequent  to the date of the
acquisition by the Sponsor of such
Units on its deposit of Securities in
the Trust.

    In maintaining a secondary market
for the Units, the Sponsor also will
realize profits or sustain losses in the amount of any difference between the Sponsor's Repurchase Price at the time of such purchase and the Offering Price or Redemption Price at the time of resale or redemption, as the case may be.

    Cash, if any, received from
purchasers of Units by the Sponsor
prior to the settlement dates for
purchase of  Units or prior to
payment for Securities upon their
delivery may be used in the Sponsor's
business, subject to the limitations of Rule 15c3-3 under the Securities
Exchange Act of 1934, and may be of
benefit to the Sponsor.

EXPENSES AND CHARGES
Initial Expenses

    The Sponsor has borne all
expenses incurred in creating and
establishing the Fund, including the
cost of the  initial preparation of the
Indenture, the initial fees and
expenses of the Trustee, legal and
auditing expenses and  other out-of-
pocket expenses.



Sponsor's Fees

    The Sponsor receives no fee from
the Fund for its services as such.
However, while the transaction
charges paid by IDS Life and IDS
Life of New York to the Sponsor are
not directly charged to the Accounts,
IDS Life and IDS Life of New York
has represented that it will recover
such transaction charges through
charges against the assets of the
Accounts corresponding to the  Trust
with respect to which the transaction
charge was paid. Owners therefore
will indirectly bear these charges.
Reference should be made to the
accompanying Prospectus relating to
the Policies for further information.

Trustee's and Evaluator's Fees

    The Trustee's and Evaluator's fees
are set forth under "Investment
Summary" in Part A of this
Prospectus.  The Trustee's fees,
payable semi-annually out of the
assets of the Trust, are determined
monthly based on the  largest face
amount of Securities in the Trust
during the preceding month. The
Trustee also may benefit to the extent
that it holds funds on deposit in the
various non-interest bearing accounts
created under the Indenture. See
"Administration of the Fund -
Accounts and Distributions."

    The Evaluator's fees set forth under
"Investment Summary" in Part A for
each determination of the Offering
Price and Sponsor's Repurchase Price
will be paid by the Sponsor. The
Evaluator's fees for determining the
Redemption Price will be borne by
the Trust.


Charges Borne by the Trusts

    In addition to the Trustee's and
Evaluator's fees borne by the Trust
identified above, charges borne by
the  Trust include: (i) fees of the
Trustee for extraordinary services, (ii) certain expenses of the Trustee
(including legal and auditing
expenses) and of counsel designated
by the Sponsor, (iii) various
governmental charges, (iv)  expenses
and costs of any action taken to
protect the Trust, (v) indemnification
of the Sponsor and the Trustee for
any loss, liability and expense
incurred without gross negligence,
bad faith, wilful misconduct or
reckless disregard of their duties and
(vi) to the extent then lawful,
expenses (including, but not limited
to, legal, auditing and  printing
expenses) of maintaining registration
or qualification of the Units and/or
the Fund under Federal or state
securities laws subsequent to initial
registration.

    The above fees and expenses,
including the Trustee's and
Evaluator's fees, are deducted from
the Income  Account of the Trust in
any month in which interest is paid
on the Treasury Notes in such Trust
and, to the extent  funds are not then
available in the Income Account,
from the Capital Account of the Trust
to which they relate.  To the extent
funds are not available in the Capital
Account, the Trustee is empowered to
sell Securities in the Trust in order to make funds available to pay such amounts. The above fees, expenses and advances, when paid by or owing to the Trustee, are secured by a lien on the assets of the Trust.

ADMINISTRATION OF THE
FUND

Records

    The Trustee keeps records of
transactions of the Fund, including a
current list of the Securities held


  in the Trust and a copy of the
  Indenture. These records are
  available to Holders for inspection
  at the office of the Trustee  at
  reasonable times during the
  Trustee's business hours. Portfolio
  Supervision


      In selecting Securities for
  deposit in the Fund, the following
  factors, among others, are
  considered by the  Sponsor: (i) the
  types of Securities available; (ii)
  the prices of those Securities
  relative to other comparable
  securities; (iii) the yield to
  maturity of those Securities; and
  (iv) the maturities of those
  Securities.


      Neither the Sponsor nor the
  Trustee will be liable in any way
  for any default, failure or defect in
  any of the  Securities. In the event
  of a failure to deliver Securities
  that have been purchased for the
  Trust under a contract ("Failed
  Securities"), the Sponsor is
  authorized under the Indenture to
  direct the Trustee to use the funds
  reserved  for the purchase of
  Failed Securities to acquire
  substitute Securities with identical
  maturities ("Substitute
  Securities"). Substitute Securities
  must be purchased at a price that
  results in a yield to maturity as of
  their date of  deposit which is
  equivalent to the yield to maturity
  of the Failed Securities. If the
  Sponsor does not or cannot,  in
  accordance with the restrictions on
  its ability to do so summarized
  above, direct the Trustee to
  purchase Substitute Securities, the
  Sponsor will, within 30 days after
  delivery to the Sponsor of notice
  of default on the contract, cause to
  be refunded the transaction charge
  and cost of Securities to the Trust
  attributable to Units acquired  on
  deposit of contracts to purchase
  the Failed Securities, plus accrued
  interest and amortization. Within
  five days  after the acquisition of
  Substitute Securities or a refund by
  the Sponsor, the Trustee will
  notify all Holders of the Trust of
  the acquisition of the Substitute
  Securities or such refund and,
  within 30 days thereafter, make  a
  pro rata distribution of the amount
  of such refund or the amount, if
  any, by which the cost to the Trust
  of the  Failed Securities exceeded
  the cost of the Substitute
  Securities.


      In the event that it becomes
  necessary for the Trust to sell
  Securities in order to make funds
  available for  cash redemptions,
  the Securities to be sold will be
  selected by the Trustee from a list
  supplied by the Sponsor.
  Securities will be chosen for this
  list by the Sponsor on the basis of
  market factors. Provision is made
  under the  Indenture for the
  Sponsor to specify minimum face
  amounts in which blocks of
  Securities are to be sold in order
  to obtain the best price for the
  Trust. While these minimum
  amounts may vary from time to
  time in accordance  with market
  conditions, the Sponsor believes
  that the minimum face amounts
  specified would range from
  $25,000  to $100,000.

      If a Holder requests in kind
  redemption of its Units, the
  Securities received by the Holder
  upon redemption  will also be
  selected by the Trustee from a list
  supplied by the Sponsor.


      The Sponsor may direct the
  disposition of Securities upon
  default in payment of principal or
  interest which  is not promptly
  cured, institution of certain legal
  proceedings, default in payment of
  principal of or interest on  other
  securities constituting obligations
  of the United States Government,
  or a decline in price or the
  occurrence  of other market or
  credit factors that in the opinion of
  the Sponsor would make the
  retention of the Securities in the
  Trust detrimental to the interest of
  the Holders of the Trust. If a
  default in the payment of principal
  or  interest on any Security occurs
  and if the Sponsor fails to give
  instructions to sell or hold the
  Security within 30  days after the
  notification of such failure by the
  Trustee to the Sponsor, the
  Indenture provides that the Trustee
  may sell the Security.

  Accounts and Distributions

      The Indenture provides for the
  creation by the Trustee of three
  accounts on behalf of the Trust of
   the Fund:  an Income Account, a
  Capital Account, and a Reserve
  Account. Interest received on the
  Treasury Notes held by the Trust
  is credited to the Income Account.
  Proceeds from the disposition of
  any Security (other than proceeds
  representing interest and penalties
  on the Treasury Notes which are
  credited to the Income Account)
  which are  not used for redemption
  of Units are credited to the Capital
  Account of the Trust. A Reserve
  Account  may be created by the
  Trustee on behalf of the Trust in
  accordance with the terms of the
  Indenture by withdrawals from
  time to time from the Income or
  Capital Accounts of amounts
  deemed requisite by the Trustee to
  establish  a reserve for any taxes or
  other governmental charges that
  may be payable out of the assets of
  such Trust.


      Any date on which a
  distribution to Holders of Units is
  made is referred to herein as a
  "Distribution Day."  Because
  funds held by the Trustee in the
  various accounts do not bear
  interest, and because of the "zero
  coupon"  nature of Stripped
  Treasury Securities which
  constitute substantially all of the
  assets of the Trust, it is anticipated
  that no distributions will be made
  to Holders of Units until the next
  Business Day following the
  maturity of the  Securities in the
  Trust portfolio to which the Units
  relate. Distributions will be made
  to Holders as of the Business  Day
  immediately preceding the
  Distribution Day (the "Record
  Day") by mail on the Distribution
  Day and will  consist of an amount
  equal to each Holder's pro rata
  share of the cash balance in the
  Income and Capital Accounts of
  the Trust as of the close of
  business on the Record Day, less
  any accrued expenses, fees or
  liabilities owed by  the Trust and
  amounts allocated by the Trustee
  to the Reserve Account.

  Reports to Holders

      After the end of each calendar
  year, the Trustee will furnish to
  Holders of Units in the Trust a
  statement (i) summarizing
  transactions for the year in the
  Income, Capital and Reserve
  Accounts of the Trust, (ii)
  identifying Securities sold and
  purchased during, and listing
  Securities held at the end of, the
  year by the Trust, (iii)  stating the
  Trust's Offering Price, Sponsor's
  Repurchase Price and Redemption
  Price per Unit based upon the
  computation thereof made at the
  end of the year and (iv) specifying
  the amounts, if any, distributed
  during the  year from the Trust's
  Income and Capital Accounts.

      The accounts of the Trust will
  be audited at least annually by
  independent certified public
  accountants designated by the
  Sponsor, and the report of such
  accountants will be furnished by
  the Trustee to Holders.

     Upon distribution of the assets
  of the Trust as described under
  "Accounts and Distributions", the
  Trustee will furnish to Holders as
  of the Record Day a statement of
  the amounts of interest and other
  receipts being distributed,
  expressed  in each case as a dollar
  amount per Unit.

  Certificates

      Upon request to the Trustee and
  payment of postage, Holders are
  entitled to a registered Certificate
  for Units.  Certificates are
  transferable or interchangeable
  upon presentation at the office of
  the Trustee, and payment of any
  taxes or governmental charges
  imposed on the transaction, plus a
  transfer charge specified by the
  Trustee and approved by the
  Sponsor. Mutilated, destroyed,
  stolen or lost Certificates will be
  replaced upon delivery of
  satisfactory indemnity and
  payment of expenses incurred.


      Unless a Certificate is
  requested, Holders will hold their
  Units in uncertificated form. The
  Trustee will credit  each such
  Holder's account with the number
  of Units purchased by that Holder.
  Uncertificated Units are
  transferable through the same
  procedures applicable to Units
  evidenced by
  Certificates, except that no
  Certificate need  be presented to
  the Trustee and none will be
  issued upon transfer unless
  requested by the Holder.

  Amendment and Liquidation

      The Sponsor and Trustee may
  amend the Indenture without the
  consent of Holders (i) to cure any
  ambiguity  or to correct or
  supplement any of its provisions
  which may be defective or
  inconsistent, (ii) to make any
  changes  in its provisions required
  by the Commission or any
  successor governmental agency, or
  (iii) to make any other  changes
  which do not adversely affect the
  interest of the Holders, as
  determined in good faith by the
  Sponsor.

      The provisions of the Indenture
  with respect to the Trust also may
  be amended in any respect or
  waived by the Sponsor and Trustee
  with the consent of the Holders of
  51% of the Units of such Trust
  then outstanding. However, none
  of such amendments or waivers
  may permit the acquisition by the
  Trust of Securities with maturity
  dates  differing from those of the
  Securities described in the
  portfolio of such Trust in Part A of
  this Prospectus or reduce  the
  percentage of Units required to
  consent to such amendments or
  waivers without the consent of all
  Holders  of Units in such Trust.
  The Trustee will promptly notify
  Holders of the substance of any
  such amendment.

      The Indenture will terminate in
  accordance with its terms upon the
  earlier of the distribution of all
  assets of the Trust, as to the Trust
  holding the assets so distributed,
  or the date specified under
  "Investment Summary  -
  Mandatory Termination Date" in
  Part A of this Prospectus. The
  Trust may be liquidated if the
  value of the Trust  is less than the
  minimum value set forth under
  "Investment Summary" in Part A.
  The Trust also may be terminated
  by action of Holders of 51% of the
  Units in such Trust at any time.
  The Trustee will deliver written
  notice of any proposed termination
  of the Trust to each Holder within
  a reasonable period of time prior
  to its proposed liquidation,
  specifying the times at which
  Holders may surrender their
  Certificates for cancellation or
  otherwise receive payment for
  their Units if held in uncertificated
  form. Within a reasonable period
  of time after notice of  proposed
  termination of the Trust, the
  Trustee must sell all of the
  Securities then held in the Trust
  and distribute  to each Holder the
  Holder's interest in the Income and
  Capital Accounts after deduction
  of accrued expenses, fees  or
  liabilities owed by the Trust and
  any amounts allocated by the
  Trustee to the Reserve Account.
  Such distribution normally will be
  made by mailing a check to the
  address of the Holder appearing on
  the record books of  the Trustee on
  the Record Day prior to the
  Distribution Day on which such
  checks are mailed.

  Sponsor

      Salomon Smith Barney
  ("Salomon Smith Barney"), was
  incorporated in Delaware in 1960
  and traces its history through
  predecessor partnerships to 1873.
  In July, 1993, Primerica
  Corporation ("Primerica") and its
  subsidiary, Smith Barney, Harris
  Upham & Co. Incorporated,
  acquired the domestic retail
  brokerage and asset management
  businesses of Shearson Lehman
  Brothers Inc., previously the
  sponsor of the Fund. As a result of
  this acquisition, Smith Barney Inc.
  is now the Sponsor of the Fund. In
  January, 1994, Primerica
  completed a merger with The
  Travelers Corporation and they
  became The Travelers Inc. On
  September 1, 1998, Salomon
  Brothers Inc. merged with and into
  Smith Barney Inc. ("Smith
  Barney") with Smith Barney
  surviving the merger and changing
  its name to Salomon Smith Barney
  Inc. The Merger of Salomon
  Brothers Inc. and Smith Barney
  followed the merger of their parent
  companies in November 1997.
  Salomon Smith Barney, which is
  an indirect wholly owned
  subsidiary of Citigroup Inc., is
  engaged in the underwriting,
  securities and commodities
  brokerage, and investment
  advisory business, and is  a
  member of the NYSE, other major
  securities exchanges and
  commodity exchanges, the
  National Association of Securities
  Dealers, Inc. and the Securities
  Industry Association. Salomon
  Smith Barney or an affiliate is
  investment adviser, principal
  underwriter or distributor 60 open-
  end investment companies and 12
  closed-end investment
  companies. The Sponsor, in
  addition to participating as a
  member of various selling groups
  or as an agent of other investment
  companies, executes orders on
  behalf of investment companies
  for the purchase and sale of
  securities of such companies and
  sells securities to such companies
  in its capacity as a broker or dealer
  in securities.

  Limitations on Liability

      The Sponsor will not be liable
  to the Fund or to Holders for
  taking any action or refraining
  from taking any  action in good
  faith or for errors in judgment and
  will not be responsible for
  depreciation or loss with respect
  to the Securities held by the Fund,
  except in cases of wilful
  misfeasance, bad faith, gross
  negligence or reckless  disregard
  of its obligations under the
  Indenture. The acquisition of all or
  substantially all of the assets of the
  Sponsor and the assumption of its
  obligations under the Indenture by
  a corporation or partnership which
  carries on its  business will relieve
  the Sponsor of its obligations and
  duties under the Indenture.

  Resignation and Removal

      If the Sponsor fails to perform
  its duties, becomes incapable of
  acting or becomes bankrupt or its
  affairs are  taken over by public
  authorities, the Trustee may (i)
  appoint a successor Sponsor at
  rates of compensation not
  exceeding any maximum
  prescribed by the Commission and
  in an amount deemed reasonable
  by the Trustee, (ii)  liquidate the
  Fund and distribute the proceeds
  of the sale of Securities held in the
  Fund as provided under
  "Administration of the Fund -
  Amendment and Liquidation" or
  (iii) continue to act as Trustee in
  accordance with the  Indenture.

  TRUSTEE

      The Trustee is The Bank of
  New York, a New York
  corporation authorized to do a
  banking business with  its
  corporate trust office at 101
  Barclay Street, New York, New
  York, which is subject to
  supervision by the Superintendent
  of Banks of the State of New
  York, the Federal Deposit
  Insurance Corporation and the
  Board of Governors of the Federal
  Reserve System.

  Limitations on Liability

      The Trustee will not be liable to
  the Fund or to Holders of Units for
  taking any action or refraining
  from  taking any action in good
  faith or for errors in judgment and
  will not be responsible for
  depreciation or loss with  respect
  to the purchase or sale of or the
  failure to sell any Securities held
  by the Fund, nor will the Trustee
  be  personally liable for any taxes
  or other governmental charges
  imposed on the Fund or the
  Securities. The Trustee  will not be
  liable for any action taken in good
  faith in reliance on prima facie
  properly executed documents.
  However, the foregoing limitations
  (and other exculpatory provisions
  in the Indenture relating to the
  Trustee) will not  protect the
  Trustee in cases of wilful
  misfeasance, bad faith, gross
  negligence, or reckless disregard
  of its duties  and obligations under
  the Indenture.

  Resignation and Removal

      The Trustee or any successor
  may resign upon notice to the
  Sponsor and may be removed
  upon the direction  of the Holders
  of 51% of the Units at any time.
  The Trustee may also be removed
  by the Sponsor without the
  consent of Holders if it becomes
  incapable of acting, becomes
  bankrupt or its affairs are taken
  over by public  authorities. In case
  of such resignation or removal, the
  Sponsor will use its best efforts to
  appoint a successor promptly. If
  no successor Trustee is appointed
  within thirty days after notification
  by or to the Trustee of its
  resignation or removal, the Trustee
  may apply to a court for the
  appointment of a successor.
  Resignation or removal  of the
  Trustee will become effective
  upon appointment of a successor
  Trustee.


  EVALUATOR

     The Evaluator is Kenny S&P
  Evaluation Services, a division of
  J.J. Kenny Company, Inc., a
  subsidiary of The McGraw-Hill
  Companies, Inc., with main offices
  located at 65 Broadway, New
  York, New York 10006.

  Limitations on Liability

      The Trustee and the Sponsor
  may rely on any evaluation
  furnished by the Evaluator and
  will have no responsibility to
  Holders for its accuracy.
  Determinations by the Evaluator
  under the Indenture will be made
  in good  faith upon the basis of the
  best information available to it.
  The Evaluator will not be liable to
  the Trustee, the  Sponsor or the
  Holders for errors in judgment
  except in cases of wilful
  misfeasance, bad faith, gross
  negligence  or reckless disregard
  of its obligations and duties.

  Resignation and Removal

      The Evaluator may resign upon
  notice to the Sponsor and Trustee,
  and may be removed at any time
  by the  Sponsor. Upon such
  resignation or removal, the
  Sponsor will use its best efforts to
  appoint a successor promptly.  If
  no successor Evaluator has
  accepted appointment within thirty
  days after notification of
  resignation or removal,  the
  Evaluator may apply to a court for
  the appointment of a successor.
  Resignation or removal of the
  Evaluator  will become effective
  upon appointment of a successor
  Evaluator.

  LEGAL OPINION

     The legality of the Units has
  been passed upon by Paul,
  Hastings, Janofsky & Walker LLP,
  399 Park Avenue, New York, New
  York 10022, as special counsel for
  the Sponsor.

  INDEPENDENT AUDITORS

     The Statements of Assets and
  Liabilities, including the Schedules
  of Portfolios, and the Statements of
  Operations and Changes  in Net
  Assets of the Fund set forth in Part
  A of this Prospectus have been
  audited by KPMG LLP,
  independent auditors, to the extent
  indicated in their report thereon
  also included. Such financial
  statements have been included
  herein in reliance upon such report
  given on the authority of such firm
  as experts in accounting and
  auditing.

THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
("ZERO COUPON")
U.S. TREASURY SECURITIES FUND,
SERIES A


PROSPECTUS


    Parts A and B of this Prospectus do
not contain all of the information with
respect to the Fund set forth in its
registration statements and exhibits relating thereto which have been filed with the Securities and Exchange Commission,
Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


Index to Parts A and B

          Investment Summary

          2
          Independent Auditor's
Report
          5
          Statements of Assets and
Liabilities
          6
          Statements of Operations
and Changes in Net Assets

          7
          Notes to Financial
Statements
          8
          Schedule of Portfolios

          10
          Description of the Fund

          11
          Sale and Redemption of
Units
          14
          Taxes

          17
          Sponsor's Profits

          18
          Expenses and Charges

          18
          Administration of the Fund

          19
          Sponsor

          22
          Trustee

          23
          Evaluator

          23
          Legal Opinion

          24
          Independent Auditors

          24


Sponsor:           Evaluator:
                   Trustee:
                   Independent
Auditors:
Salomon Smith Barney Inc.            Kenny S&P
Evaluation         The Bank of
New York           KPMG LLP
300 First Stamford Place              Services
                   101 Barclay
Street             757 Third
Avenue
4th Floor          55 Water Street
                   New York,
New York 10286     New York, NY
10017
Stamford, Connecticut 06902          New York,
New York 10041     1(800) 221-
7771               (212) 758-9700
1(800) 298-8648    (212) 438-2000


No person is authorized to give any
information or to make any representations with respect to this investment company not contained in this Prospectus, and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

PART II

INFORMATION NOT REQUIRED IN
PROSPECTUS

CONTENTS OF REGISTRATION
STATEMENT


     This Post-Effective Amendment
to the Registration Statement on
Form S-6 comprises the following
papers and documents:

    -   The facing Sheet on
Form S-6.

    -   The Prospectus.

    -   Signatures.



     The following exhibits:

         4.1  Consent of KPMG LLP.

         4.2  Consent of the
        Evaluator.

SIGNATURES


   Pursuant to the requirements
of the Securities Act of 1933, the
Registrant, The Shearson Lehman
Brothers Fund of Stripped ("Zero
Coupon") U.S. Treasury Securities
Fund, Series A (A Unit Investment
Trust), certifies that it meets all of
the requirements for effectiveness of
this Registration Statement pursuant
to Rule 485(b) under the Securities
Act of 1933 and has duly caused this
Registration Statement or
Amendment thereto to be signed on
its behalf by the undersigned
thereunto duly authorized in the City
of New York and State of New York
on the 25th day of March, 2003.


   Signatures appear on page II-3


   A majority of the members of the
Board of Directors of Smith Barney
Inc. has signed this Registration
Statement or Amendment to the
Registration Statement pursuant to
Powers of Attorney authorizing the
person signing this Registration
Statement or Amendment to the
Registration Statement to do so on
behalf of such members.

SALOMON SMITH BARNEY INC.,
Depositor

By       /s/     GEORGE S.
MICHINARD, JR.
                               (George S.
Michinard, Jr.
                                 Authorized
Signatory)


By the following persons*, who
constitute the principal
                             officers and a majority of the directors of Salomon Smith Barney Inc.:

                              NAME              TITLE

                              Robert Druskin    President,
 Chief Operating Officer and Director

                              Deryck C. Maughan Director

                              Charles O. Prince, III   Chief
 Executive Officer,
Chairman and Director

Richard Salvatore Speziale Chief
 Financial Officer

By    /s/     GEORGE S. MICHINARD,
 JR.
                               (George S.
 Michinard, Jr.
                                     Attorney-in-
Fact)





________
     *                       Pursuant to Powers of Attorney
   filed as exhibits to Registration
   Statement Nos. 333-62533,
   333-66875 and
    333-83588.

              Exhibit 4.1

 CONSENT OF INDEPENDENT
        AUDITORS



To the Sponsor, Trustee and Unit
Holder of The Shearson Lehman
Brothers Fund of Stripped (Zero
Coupon) U.S. Treasury Securities,
Series A-2004 Trust:

We consent to the use of our report
dated February 18, 2003, included
herein and to the reference to our firm
under the heading "Independent
Auditors" in the Prospectus.







               KPMG LLP



New York, New York
March 14, 2003

             Exhibit 4.2

                  55 Water Street, 45th Floor        Frank A.
                  Ciccotto, Jr.
                  New York, NY   10041          Managing
                  Director
                  Tel   212-438-4417       E-Business Services
Fax  212 438-7748
frank_ciccotto@standardandpoors.com


          Standard &
Poor's

          A Division of The
McGraw-Hill Companies





Salomon Smith Barney Inc.
300 First Stamford Place, 4th Fl.
Stamford, CT   06902


JP Morgan Chase Bank
4 Chase MetroTech Center, 3rd Floor
Brooklyn, New York   11245


                            RE:                The Shearson Lehman
      Brothers Fund of Stripped
      ("Zero Coupon")
        U.S. Treasury Securities
Fund, Series A


Gentlemen:

    We have examined the post-
effective amendment to the Registration
Statement File No. 033-03762 for the
above mentioned trusts.  We hereby
acknowledge that Kenny S&P Evaluation
Services, a division of J.J. Kenny Co., Inc.
is currently acting as the evaluator for the trusts. We hereby consent to the use in the Registration Statement of the references to Kenny S&P Evaluation
Services, a division of J.J. Kenny Co., Inc.
as evaluator.

    In addition, we hereby confirm that
the ratings indicated in the Registration
Statement for the respective bonds
comprising the trust portfolio are the
ratings indicated in our KENNYBASE
database as of the date of the evaluation report.

    You are hereby authorized to file a
copy of this letter with the Securities and Exchange Commission.



    Sincerely,


    Frank A. Ciccotto


    Vice President